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May 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Mr. Mark Cowan
      Document Control - EDGAR

          RE:  RE: RiverSource Variable Series Trust
               Disciplined Asset Allocation Portfolios - Aggressive
               Disciplined Asset Allocation Portfolios - Moderately Aggressive Disciplined Asset Allocation Portfolios - Moderate
               Disciplined Asset Allocation Portfolios - Moderately Conservative Disciplined Asset Allocation Portfolios - Conservative RiverSource Variable Portfolio - Balanced Fund
               RiverSource Variable Portfolio - Cash Management Fund
               RiverSource Variable Portfolio - Core Equity Fund
               RiverSource Variable Portfolio - Diversified Bond Fund RiverSource Variable Portfolio - Diversified Equity Income Fund RiverSource Variable Portfolio - Dynamic Equity Fund
               RiverSource Variable Portfolio - Global Bond Fund
               RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
               RiverSource Variable Portfolio - High Yield Bond Fund
               RiverSource Variable Portfolio - Income Opportunities Fund RiverSource Variable Portfolio - Mid Cap Growth Fund
               RiverSource Variable Portfolio - Mid Cap Value Fund
               RiverSource Variable Portfolio - S&P 500 Index Fund
               RiverSource Variable Portfolio - Short Duration U.S. Government Fund
               Seligman Variable Portfolio - Growth Fund
               Seligman Variable Portfolio - Larger-Cap Value Fund
               Seligman Variable Portfolio - Smaller-Cap Value Fund
               Threadneedle Variable Portfolio - Emerging Markets Fund Threadneedle Variable Portfolio - International Opportunity Fund Variable Portfolio - Davis New York Venture Fund
               Variable Portfolio - Goldman Sachs Mid Cap Value Fund
               Variable Portfolio - Partners Small Cap Value Fund

          Post-Effective Amendment No. 9
          File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 9 (Amendment). This Amendment was filed electronically on April 30, 2010.
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If you have any questions regarding this filing, please contact either Anna
Butskaya at (612) 671-4993 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L D'Alessandro
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Joseph L D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.